Stock-based Compensation (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Summary of stock-based compensation expense
Share-based compensation expense included in operating expenses	$ 1,508,000	$ 1,795,000	$ 304,000
Total unrecognized compensation expense	2,600,000
Weighted average period over which unrecognized compensation is expected to be recognized	2 years
Research and development
Summary of stock-based compensation expense
Share-based compensation expense included in operating expenses	302,000	338,000	118,000
General and administrative
Summary of stock-based compensation expense
Share-based compensation expense included in operating expenses	$ 1,206,000	$ 1,457,000	$ 186,000